Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-41388
Entity Registrant Name	ProFrac Holding Corp.
Entity Central Index Key	0001881487
Entity Tax Identification Number	87-2424964
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	254
Local Phone Number	776-3722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ACDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false